OPERATING LEASE	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Operating Lease, Lease Income [Abstract]
OPERATING LEASE

NOTE 6 - OPERATING LEASE

For the six months ended December 31, 2020, the Company had two real estate operating leases for office, warehouses and manufacturing facilities under the terms of one year.

Lisite Science Technology (Shenzhen) Co., Ltd ("Lisite Science") leases office and warehouse space from Shenzhen Keenest Technology Co., Ltd. (“Keenest”), a related party, with annual rent of approximately $1,500 (RMB10,000) for one year until July 20, 2020. On July 20, 2020, Lisite Science further extended the lease with Keenest for one more year until July 20, 2021 with annual rent of approximately $1,500 (RMB10,000). (See Note 11).

Shenzhen Baileqi Electronic Technology Co., Ltd. ("Baileqi Electronic") leases office and warehouse space from Shenzhen Baileqi Science and Technology Co., Ltd. (“Shenzhen Baileqi S&T”), a related party, with monthly rent of approximately $2,500 (RMB17,525) and the lease period is from June 1, 2019 to May 31, 2020. On June 5, 2020, Baileqi Electronic further extended the lease with Shenzhen Baileqi S&T for one more year until May 31, 2021 with monthly rent of approximately $2,500 (RMB17,525). (See Note 11).

The Company made an accounting policy election not to recognize lease assets and liabilities for the leases listed above as all lease terms are 12 months or shorter.

NOTE 5 - OPERATING LEASE

For the year ended June 30, 2020, the Company had three real estate operating leases for office, warehouses, manufacturing facilities and two boat operating leases under the terms from four months to three years.

Lisite Science Technology (Shenzhen) Co., Ltd ("Lisite Science") leases office and warehouse space from Shenzhen Keenest Technology Co., Ltd. (“Keenest”), a related party, with annual rent of approximately $1,500 (RMB10,000) for one year until July 20, 2020. On July 20, 2020, Lisite Science further extended the lease with Keenest for one more year until July 20, 2021 with annual rent of approximately $1,500 (RMB10,000). (See Note 10).

Shenzhen Baileqi Electronic Technology Co., Ltd. ("Baileqi Electronic") leases office and warehouse space from Shenzhen Baileqi Science and Technology Co., Ltd. (“Shenzhen Baileqi S&T”), a related party, with monthly rent of approximately $2,500 (RMB17,525) and the lease period is from June 1, 2019 to May 31, 2020. On June 5, 2020, Baileqi Electronic further extended the lease with Shenzhen Baileqi S&T for one more year until May 31, 2021 with monthly rent of approximately $2,500 (RMB17,525). (See Note 10).

Dalian Shizhe New Energy Technology Co., Ltd. (“Shizhe New Energy”) leases a boat from a non-related party with monthly rent of approximately $7,200 (RMB50,000) for one year from March 1, 2019 to February 28, 2020. On July 1, 2019, Shizhe New Energy leased another boat from the same non-related party with monthly rent of approximately $7,200 (RMB50,000) for four months from July 10, 2019 to November 10, 2019.

The Company made an accounting policy election not to recognize lease assets and liabilities for the leases listed above as all lease terms are 12 months or shorter.

On November 1, 2019, the Company leased an office space located in Dalian, China as its principal executive office under non-cancelable operating lease agreement for three years, which expires through October 31, 2022. The monthly rent is approximately $715 (RMB5,000). The Company adopted the new standard to recognize lease asset and liability for this lease after examining the criteria established. For the year ended June 30, 2020, the Company made $109,563 of fixed cash payments related to operating leases. Non-cash activities involving ROU assets obtained in exchange for lease liabilities were $19,711 for the year ended June 30, 2020, including the impact of adopting the new leases standard.

On June 30, 2020, this lease agreement was early terminated on a mutually agreed basis between the Company and the landlord. The Company paid the lessor a termination fee of approximately $1,400 (RMB10,000). The lease asset and liability were extinguished accordingly and decreased to zero as of June 30, 2020.